Investment Objectives and Goals	Sep. 22, 2025
RMB Quality Intermediate Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	RMB Quality Intermediate Core Fund
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The RMB Quality Intermediate Core Fund (the “Quality Intermediate Core Fund” or the “Fund”) seeks current income consistent with the maintenance of principal and liquidity.There can be no assurance that the Fund will be successful in achieving its investment objective.
RMB Quality Intermediate Tax-Exempt Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	RMB Quality Intermediate Tax-Exempt Municipal Fund
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The RMB Quality Intermediate Tax-Exempt Municipal Fund (the “Quality Intermediate Tax-Exempt Municipal Fund” or the “Fund”) seeks current income exempt from federal income tax. There can be no assurance that the Fund will be successful in achieving its investment objective.